GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 34,088	$ 38,998
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,905	1,905
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	29,344	34,888
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	556	753
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,283	$ 1,452